Income Taxes (Tables)	12 Months Ended
Jul. 02, 2011
Income Taxes
Reconciliation Of U.S Statutory Tax Rate To Worldwide Effective Tax Rate

	2011	2010	2009
Income (loss) from continuing operations before income taxes
United States	7.6%	1.4%	(98.9)%
Foreign	92.4	98.6	198.9
	100.0%	100.0%	100.0%
Tax expense (benefit) at U.S. statutory rate	35.0%	35.0%	35.0%
Tax on remittance of foreign earnings	6.0	22.0	14.6
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(4.0)	(25.1)	(7.1)
Foreign taxes different than U.S. statutory rate	(12.8)	(8.4)	(19.1)
Valuation allowances	8.9	(0.6)	2.9
Benefit of foreign tax credits	–	–	(5.4)
Contingent sale proceeds	–	(6.6)	(17.7)
Tax rate changes	–	–	(0.3)
Goodwill impairment	–	–	28.4
Tax provision adjustments	(1.7)	2.6	2.9
Other, net	(0.7)	(1.3)	4.2
Taxes at effective worldwide tax rates	30.7%	17.6%	38.4%

Current And Deferred Tax Provisions

In millions		2011		2010		2009
	Current	Deferred	Current	Deferred	Current	Deferred
U.S.	$13	$(23)	$(229)	$204	$42	$(48)
Foreign	92	64	176	(33)	130	(13)
State	5	(2)	4	2	4	–
	$110	$39	$(49)	$173	$176	$(61)

Components Of Deferred Tax Liabilities (Assets)

In millions	2011	2010
Deferred tax (assets)
Pension liability	$–	$(146)
Employee benefits	(137)	(167)
Unrealized foreign exchange	(180)	(49)
Nondeductible reserves	(94)	(78)
Net operating loss and other tax carryforwards	(392)	(357)
Investment in subsidiary	(257)	–
Other	–	(78)
Gross deferred tax (assets)	(1,060)	(875)
Less valuation allowances	414	215
Net deferred tax (assets)	(646)	(660)
Deferred tax liabilities
Property, plant and equipment	$153	$92
Pension asset	13	–
Intangibles	22	101
Unrepatriated earnings	763	501
Other	38	–
Deferred tax liabilities	989	694
Total net deferred tax (assets) liabilities	$343	$34

Reconciliation Of Unrecognized Tax Benefits

		July 2,	July 3,	June 27,
In millions	Year ended	2011	2010	2009
Unrecognized tax benefits
Beginning of year balance		$367	$547	$591
Increases based on current period tax positions		122	34	28
Increases based on prior period tax positions		9	39	22
Decreases based on prior period tax positions		(9)	(32)	(30)
Decreases related to settlements with tax authorities		(13)	(164)	(10)
Decreases related to a lapse of applicable statute of limitation		(58)	(25)	(7)
Foreign currency translation adjustment		44	(32)	(47)
End of year balance		$462	$367	$547